Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($)	Share capital	Share Premium	Equity settled share based payment	Retained (deficit)	Total
Balance at Jun. 30, 2021	$ 310,000	$ 7,290,000		$ (2,307,338)	$ 5,292,662
Equity settled share based payment			774,700		774,700
Total comprehensive (loss)				(3,008,334)	(3,008,334)
Balance at Mar. 31, 2022	310,000	7,290,000	774,700	(5,315,672)	3,059,028
Balance at Jun. 30, 2022	310,000	7,290,000	838,576	(6,834,243)	1,604,333
Issue of share capital (Moolec shares)	15,000	8,105,000			8,120,000
Issue of share capital (SAFE shares)	2,623	3,170,723			3,173,346
Issue of share capital (LightJump shares)	33,639	39,610,630			39,644,269
Issue of share capital (Backstop shares)	12,017	7,999,023			8,011,040
Equity settled share based payment	2,326	361,689	(286,735)		77,280
Total comprehensive (loss)				(49,040,852)	(49,040,852)
Balance at Mar. 31, 2023	$ 375,605	$ 66,537,065	$ 551,841	$ (55,875,095)	$ 11,589,416